CAPITAL STOCK	12 Months Ended
Dec. 31, 2021
CAPITAL STOCK
CAPITAL STOCK

19.  CAPITAL STOCK

(a)	Authorized capital stock

An unlimited number of common shares, without par value, voting and participating.

An unlimited number of preferred shares, Series B, Series C, Series D, Series E, Series F, and Series H, without par value, ranking prior to the common shares with regards to payment of dividends and repayment of capital, non-voting, non-participating, a fixed monthly non-cumulative dividend of 1%, retractable and redeemable.

An unlimited number of preferred shares, Series G, ranking prior to all other shares with regards to payment of dividends and repayment of capital, non-voting, non-participating carrying the rights and restrictions attached to the class as well as a fixed annual cumulative preferred dividend of 11.25%, retractable and redeemable.

19.  CAPITAL STOCK (continued)

(b)	Issued and outstanding capital stock

	Common shares
	Number	Amount
Balance as of December 31, 2019	10,711,165	$1,008.8
Issuance of common shares	7,162	6.8
Balance as of December 31, 2020	10,718,327	1,015.6
Reduction of paid-up capital	—	(720.0)
Balance as of December 31, 2021	10,718,327	$295.6

Issuance of common shares

On January 25, 2019, the Corporation issued 162,640 common shares to its parent corporation for a cash consideration of $150.0 million.

On July 26, 2019, the Corporation issued 3,563 common shares to its parent corporation for a cash consideration of $3.3 million.

On January 30, 2020, the Corporation issued 3,406 common shares to its parent corporation for a cash consideration of $3.3 million.

On July 29, 2020, the Corporation issued 3,756 common shares to its parent corporation for a cash consideration of $3.5 million.

Reduction of paid-up capital

During the year ended December 31, 2019, the Corporation reduced its paid-up capital for total cash considerations of $465.0 million.

During the year ended December 31, 2021, the Corporation reduced its paid-up capital for cash considerations of $720.0 million.